Shareholder Report, Holdings (Details) - C000241223	Jun. 30, 2026
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	9.90%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%